Organization and Basis of Preparation of Financial Statements (Details)	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2012 China Cablecom Ltd [Member]	Dec. 31, 2012 China Cablecom Company Limited [Member]	Dec. 31, 2012 Heze Cablecom Network Technology Co., Ltd [Member]	Dec. 31, 2012 Jinan Youxiantong Network Technology Co., Ltd [Member]
Entity Incorporation, State Country Name	British Virgin Islands	British Virgin Islands	Hong Kong	PRC	PRC
Noncontrolling Interest, Ownership Percentage by Parent		100.00%	100.00%	100.00%		[1]
Mode Of Controlling Interest		Direct	Indirect	Indirect	Indirect

[1]	The Company has indirect controlling interest of Jinan Youxiantong Network Technology Co., Ltd under the contractual arrangement.